Acquisitions and divestments - Opening Balance sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jul. 09, 2018	Dec. 31, 2017
Acquisitions and divestments - Text Details (Detail) [Line Items]
Goodwill	€ 8,503		€ 7,731
Contingent liabilities recognised as of acquisition date	366
EPDSolutionsLtd[Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Goodwill	262	€ 262
Identifiable intangible assets recognised as of acquisition date	227	227
Property, plant and equipment recognised as of acquisition date	0
Deferred tax assets recognised as of acquisition date	0
Inventory recognised as of acquisition date	0
Receivables And Other Current Assets	0
Cash and cash equivalents recognised as of acquisition date	2	2
Trade and other payables recognised as of acquisition date	(2)
Deferred tax liabilities recognised as of acquisition date	0
Contingent liabilities recognised as of acquisition date	239	€ 239
Assets (liabilities)	250
Financed by equity	€ (250)